Revenues - Schedule of Revenues from the Sale and Disposables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	$ 3,291	$ 3,229	$ 3,085
Systems [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	1,363	1,452	1,002
Disposables [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	1,828	1,503	1,336
Exclusive distribution agreement and other services [Member]
Schedule of Revenues from Warranty and Services are not Material [Line Items]
Revenue	$ 100	$ 274	$ 747